Income Taxes - Schedule of Income Tax Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Income Tax Benefit [Line Items]
Current tax expense	¥ 72
Deferred tax benefit	(455)
Income tax benefit	(383)	$ (56)
Income Tax Jurisdiction, Domestic Federal [Member]
Schedule of Income Tax Benefit [Line Items]
Income tax benefit	(383)
Income Tax Jurisdiction, Foreign [Member]
Schedule of Income Tax Benefit [Line Items]
Income tax benefit